Revenues - Summary of Cumulative Adjustment Made to Consolidated Income Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($)
$ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues	$ 14,659	$ 9,411	$ 21,135	$ 13,713
Cost of Revenue [Abstract]
Selling, general and administrative	17,305	14,063	28,606	33,862
Operating loss	(39,299)	(20,129)	(41,395)	(46,248)
Service [Member]
Revenues [Abstract]
Revenues	11,116	7,726	18,737	13,325
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization	8,550	6,440	13,331	11,098
Product [Member]
Revenues [Abstract]
Revenues	3,543	1,685	2,398	388
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization	$ 3,367	$ 5,184	10,535	$ 399
ASC 605 [Member]
Cost of Revenue [Abstract]
Selling, general and administrative			28,472
Operating loss			(41,634)
ASC 605 [Member] | Service [Member]
Revenues [Abstract]
Revenues			18,737
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization			13,331
ASC 605 [Member] | Product [Member]
Revenues [Abstract]
Revenues			2,025
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization			$ 10,535